Income Taxes (Tables)	12 Months Ended
Jul. 31, 2020
Income Taxes
Schedule of Income Tax

The provision for taxes differs from the amount obtained by applying the combined Canadian Federal and Provincial statutory income tax rate of 27% (2019 - 27%) to the effective tax rate is as follows:

	Year Ended	Year Ended
	July 31, 2020	July 31, 2019

Net loss before recovery of income taxes	$(4,944,221)	$(5,789,662)
Expected income tax (recovery) expense	$(1,334,940)	$(1,563,209)
Differences in foreign tax rates	(38,360)	(52,740)
Tax rate changes and other adjustments	-	7,240
Share-based compensation and non-deductible expenses	1,300	16,982
Share issuance cost booked directly to equity	-	(31,736)
Change in deferred tax assets not recognized	1,372,000	1,623,463

Income tax (recovery) expense	$-	$-

Schedule of Components of Deferred Tax

The following table summarizes the components of deferred tax:

	July 31, 2020	July 31, 2019

Deferred Tax Assets
Operating tax losses carried forward- USA	92,620	101,510

Deferred tax liabilities
Intellectual property	(92,620)	(98,033)
Convertible debentures	-	(3,477)

	$-	$-

Schedule of Components of the Unrecognized Deferred Tax Assets

The following table summarizes the components of the unrecognized deductible temporary differences:

	July 31, 2020	July 31, 2019

Deferred Tax Assets
Non-capital losses carried forward - USA	$14,951,440	$11,148,719
Non-capital losses carried forward - Canada	5,349,060	4,219,013
Short term loans	10,000	-
Share issuance costs	370,460	570,483
Marketable securities	107,000	106,998
Property, plant and equipment - Canada	3,330	3,327
Property, plant and equipment - USA		-

	$20,791,290	$16,048,540

Schedule of Non-Capital Income Tax Losses	The Company has Canadian non-capital income tax losses which expire as noted in the below table.
2035	767,440
2036	467,980
2037	573,270
2038	1,250,140
2039	1,056,060
2040	1,234,170
$5,349,060

Schedule of Tax Loss Carry Forwards	The Company has U.S. tax loss carry forwards which expire as noted in the below table.
2033	$1,240
2034	631,660
2035	1,134,120
2036	2,546,090
Indefinite	10,638,330
$14,951,440